CONCENTRATION (Details) - item	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
CONCENTRATION
Number of suppliers	3	2	2	3
Discontinued operations
CONCENTRATION
Number of suppliers		1		1	1
Continuing operations
CONCENTRATION
Number of suppliers					3
Revenue | Supplier Concentration Risk | Suppliers One
CONCENTRATION
Percentage of total costs of revenue	19.70%	35.10%	20.30%	30.10%
Revenue | Supplier Concentration Risk | Suppliers One | Discontinued operations
CONCENTRATION
Percentage of total costs of revenue		18.10%		17.40%	18.18%
Revenue | Supplier Concentration Risk | Suppliers One | Continuing operations
CONCENTRATION
Percentage of total costs of revenue					25.43%
Revenue | Supplier Concentration Risk | Suppliers Two
CONCENTRATION
Percentage of total costs of revenue	12.00%	19.80%	12.00%	18.10%
Revenue | Supplier Concentration Risk | Suppliers Two | Continuing operations
CONCENTRATION
Percentage of total costs of revenue					14.97%
Revenue | Supplier Concentration Risk | Suppliers Three
CONCENTRATION
Percentage of total costs of revenue	11.80%			16.90%
Revenue | Supplier Concentration Risk | Suppliers Three | Continuing operations
CONCENTRATION
Percentage of total costs of revenue					14.17%